Commitments and Contingencies - Guarantee Commitments Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Total	$ 36.0	$ 42.9
Bank guarantees and performance bonds
Other Commitments [Line Items]
Less than 1 year	30.4
2–3 years	0.0
4-5 years	5.0
Thereafter	0.6
Total	$ 36.0	$ 42.9